Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions
Summary of information about key management personnel

	For the years ended December 31,
(Euro thousands)	2025	2024	2023
Short-term employee benefits (1)	2,536	478	2,694
Employee share-based compensation	173	1,394	1,486
Total	2,709	1,872	4,180
(1)	Includes corporate bodies fees, consultancy fees and personnel compensation.